General information about financial statements (Details) - item	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2026
Company's Operations [Line Items]
Number of Industrial Units			37
Number of Technology Centers			6
Proportion of ownership interest in subsidiary	100.00%	100.00%
Controlling Shareholders
Company's Operations [Line Items]
Proportion of ownership interest in subsidiary	48.85%	48.84%
BRAZIL
Company's Operations [Line Items]
Number of Industrial Units			13
Number of Technology Centers	4
Number of Distribution Centers	29
BRAZIL | Fibria
Company's Operations [Line Items]
Number of Ports	4
North America, Latin America, Europe, South Africa, Asia, and Oceania
Company's Operations [Line Items]
Number of Industrial Units	24
CHINA
Company's Operations [Line Items]
Number of Technology Centers	1
ISRAEL
Company's Operations [Line Items]
Number of Technology Centers	1
Foreign countries
Company's Operations [Line Items]
Number of Terminals	161